SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net loss per ordinary shares (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net loss	$ (375,004)	$ (703,701)	$ 408,380	$ (253,633)	$ (332,537)	$ (171,611)	$ (670,325)	$ (757,781)	$ (1,034,593)	$ (700,925)
Shares excluded from calculation of diluted loss per share	11,876,000			11,876,000			11,876,000	11,876,000
Founder Shares
Numerator:
Weighted average number of shares, common stock subject to repurchase or cancellation							375,000		375,000
Shares excluded from calculation of diluted loss per share									11,876,000
Common Stock Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss	$ (26,427)			$ (25,029)			$ (50,207)	$ (181,464)	$ (212,955)	$ (542,232)
Basic weighted average shares outstanding (in shares)	246,472			355,933			263,211	1,023,640	842,606	11,058,904
Diluted weighted average shares outstanding (in shares)	246,472			355,933			263,211	1,023,640	842,606	11,058,904
Basic net loss per ordinary share (in dollars per share)	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)
Common Stock Not Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss	$ (348,577)			$ (228,604)			$ (620,118)	$ (576,317)	$ (821,638)	$ (158,693)
Basic weighted average shares outstanding (in shares)	3,251,000			3,251,000			3,251,000	3,251,000	3,251,000	3,236,578
Diluted weighted average shares outstanding (in shares)	3,251,000			3,251,000			3,251,000	3,251,000	3,251,000	3,236,578
Basic net loss per ordinary share (in dollars per share)	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ (0.11)			$ (0.07)			$ (0.19)	$ (0.18)	$ (0.25)	$ (0.05)